Investment in joint ventures	12 Months Ended
Dec. 31, 2017
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Investment in joint ventures

21. Investment in joint ventures

The Group has a single joint venture: Flocktory Ltd with subsidiaries (see Note 6). Three parties exercising joint control over this entity make unanimous decisions on major issues, including distribution and payment of dividends.

The Group’s interest in Flocktory joint venture is accounted for using the equity method in the consolidated financial statements.

The following table illustrates summarized financial information of the Group’s investment in Flocktory joint venture:

As of December 31, 2017
Share of the joint venture companies’ statement of financial position:
Non-current assets	666
Current assets	125
including cash and cash equivalents	80
Current liabilities	(11)
including financial liabilities	(9)
Net assets	780
Group’s share (82%) of net assets	640
Goodwill	192

Carrying amount of investment in joint venture companies	832

Share of the joint venture’s revenue and net income for year ended December 31, 2017:

Revenue	187
Cost of revenues	(79)
Other income and expenses, net	(107)
including selling, general and administrative expenses	(55)
including depreciation and amortization	(59)

Total comprehensive income	1

Group’s share (82%) of total comprehensive income	1

The Group tested its investment into Flocktory joint venture as at December 31, 2017 and found no impairment indicators.